Spirit of America Energy Fund
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 21.44%
Exploration & Production 1.68%
Black Stone Minerals LP 226,999 $ 3,395,905
Gas Utilities 0.08%
Suburban Propane Partners LP 8,000 166,080
Midstream - Oil & Gas 19.22%
Cheniere Energy Partners LP 1,380 93,440
Delek Logistics Partners LP 2,000 86,040
Energy Transfer LP 544,700 10,507,263
Enterprise Products Partners LP 217,636 7,271,219
MPLX LP 141,397 7,622,712
Plains All American Pipeline LP 330,300 6,718,302
Western Midstream Partners LP 161,650 6,559,757
38,858,733
Oilfield Services & Equipment 0.07%
USA Compression Partners LP 5,284 142,774
Refining & Marketing 0.39%
Sunoco LP 13,500 793,935
Total Master Limited Partnerships — Partnership Shares
(Cost $21,535,871) 43,357,427
Shares Market Value
Common Stocks 77.92%
Diversified Industrials 0.49%
ITT, Inc. 7,050 995,742
Electrical Power Equipment 0.28%
GE Vernova LLC 500 167,590
Vertiv Holdings Co. 4,100 390,197
557,787
Exploration & Production 12.42%
Antero Resources Corp.
(a)
15,500 568,850
Canadian Natural Resources Ltd. 4,000 113,080
Chesapeake Energy Corp. 9,050 894,864
Chord Energy Corp. 350 40,005
CNX Resources Corp.
(a)
14,500 419,050
ConocoPhillips 46,377 4,598,280
Coterra Energy, Inc. 84,000 2,267,160
Crescent Energy Co., Class A 3,000 37,860
Devon Energy Corp. 42,450 1,537,539
Diamondback Energy, Inc. 17,150 2,726,164
EOG Resources, Inc. 24,200 3,071,948

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Shares Market Value
EQT Corp. 25,000 $ 1,204,250
Hess Corp. 1,950 290,433
Matador Resources Co. 9,000 471,060
Murphy Oil Corp. 5,000 132,450
Occidental Petroleum Corp. 35,100 1,714,284
Ovintiv, Inc. 9,500 412,870
Permian Resources Corp. 12,000 169,080
Range Resources Corp. 13,000 482,560
Texas Pacific Land Corp. 1,780 2,541,751
Viper Energy, Inc. 30,600 1,425,042
25,118,580
Gas Utilities 0.15%
UGI Corp. 9,000 307,440
Integrated Electric Utilities 0.67%
Dominion Energy, Inc. 1,500 84,930
Duke Energy Corp. 1,750 205,608
Entergy Corp. 2,000 174,620
NextEra Energy, Inc. 1,950 136,832
PPL Corp. 21,000 739,410
1,341,400
Integrated Oils 9.65%
BP PLC ADR 74,361 2,462,836
Chevron Corp.
(b)
55,480 8,800,238
Exxon Mobil Corp. 72,039 8,020,102
Suncor Energy, Inc. 4,000 153,120
TotalEnergies SE ADR 1,000 60,230
19,496,526
Midstream - Oil & Gas 36.04%
Antero Midstream Corp. 49,500 839,025
Cheniere Energy, Inc. 39,425 9,010,978
Enbridge, Inc. 182,627 7,803,652
Hess Midstream LP, Class A 153,837 6,419,618
Kinder Morgan, Inc. 343,494 9,308,686
Kinetik Holdings, Inc. 10,000 583,400
ONEOK, Inc. 108,222 10,864,406
Plains GP Holdings LP, Class A
(a)
69,000 1,490,400
South Bow Corp. 11,765 313,302
Targa Resources Corp. 55,533 11,202,116
TC Energy Corp. 61,578 2,755,000
Williams Companies, Inc. (The) 211,782 12,321,476
72,912,059
Oilfield Services & Equipment 3.27%
Baker Hughes Co. 65,000 2,898,350
Halliburton Co. 41,000 1,081,170

Spirit of America Energy Fund
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
ADR – American Depositary Receipt
Shares Market Value
Liberty Oilfield Services, Inc., Class A 7,000 $ 120,890
Schlumberger Ltd. 48,900 2,037,174
TechnipFMC PLC 16,000 471,040
6,608,624
Power Generation 1.30%
Constellation Energy Corp. 2,800 701,526
Oklo, Inc.
(a)
11,000 367,290
Talen Energy Corp.
(a)
3,850 800,607
Vistra Energy Corp. 5,750 768,545
2,637,968
Refining & Marketing 13.65%
Delek US Holdings, Inc. 1,000 16,300
HF Sinclair Corp. 29,176 1,029,038
Marathon Petroleum Corp. 55,325 8,308,709
PBF Energy, Inc., Class A 53,750 1,151,863
Phillips 66 68,986 8,946,794
Valero Energy Corp. 62,269 8,140,426
27,593,130
Total Common Stocks
(Cost $111,837,085) 157,569,256
Money Market Funds 0.35%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 4.29%
(c)
708,170 708,170
Total Money Market Funds
(Cost $708,170) 708,170
Total Investments — 99.71%
(Cost $134,081,126) 201,634,853
Other Assets in Excess of Liabilities  — 0.28% 574,478
NET ASSETS - 100.00% $ 202,209,331
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of February 28, 2025.

Spirit of America Energy Fund
Schedule of Written Options
February 28, 2025 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options – (0.00)%
Chevron Corp. (10) $ (158,620) $ 160.00 March 2025 $ (2,410)
Total Written Call Options (Premiums Received $2,970) $ (2,410)